CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues, net, including revenues, net from affiliates (see Note 15)	$ 6,177,575	$ 5,900,074	$ 5,480,799
Operating expenses:
Technical and operating (excluding depreciation, amortization and impairments shown below and including charges from affiliates) (see Note 15)	2,663,748	2,532,844	2,391,392
Selling, general and administrative (net of charges to affiliates) (see Note 15)	1,440,731	1,389,525	1,253,863
Restructuring expense (credits)	(58)	5,583	3,049
Depreciation and amortization (including impairments)	887,092	916,408	1,333,101
Total operating expenses	4,991,513	4,844,360	4,981,405
Operating income	1,186,062	1,055,714	499,394
Other income (expense):
Interest expense	(711,293)	(673,192)	(695,006)
Interest income	542	3,378	7,281
Gain on sale of programming and affiliate interests, net	2,051	0	0
Gain (loss) on investments, net	109,813	(977)	(33,176)
Gain (loss) on equity derivative contracts, net	(72,044)	631	51,772
Loss on interest rate swap contracts, net	(85,013)	(75,631)	(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs	(110,049)	(73,457)	0
Miscellaneous, net	1,447	543	885
Total other income (expense)	(864,546)	(818,705)	(871,084)
Income (loss) from continuing operations before income taxes	321,516	237,009	(371,690)
Income tax benefit (expense)	(113,767)	(113,177)	113,918
Income (loss) from continuing operations	207,749	123,832	(257,772)
Income (loss) from discontinued operations, net of income taxes	153,848	161,467	21,600
Net income (loss)	361,597	285,299	(236,172)
Net loss (income) attributable to noncontrolling interests	(649)	273	8,108
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	360,948	285,572	(228,064)
Basic net income (loss) per share attributable to Cablevision Systems Corporation shareholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.71	$ 0.43	$ (0.86)
Income (loss) from discontinued operations (in dollars per share)	$ 0.52	$ 0.55	$ 0.07
Net income (loss) (in dollars per share)	$ 1.23	$ 0.98	$ (0.79)
Basic weighted average common shares (in shares)	293,165	291,759	290,286
Diluted net income (loss) per share attributable to Cablevision Systems Corporation shareholders:
Income (loss) from continuing operations (in dollars per share)	$ 0.69	$ 0.42	$ (0.86)
Income (loss) from discontinued operations (in dollars per share)	$ 0.51	$ 0.54	$ 0.07
Net income (loss) (in dollars per share)	$ 1.20	$ 0.96	$ (0.79)
Diluted weighted average common shares (in shares)	301,880	298,444	290,286
Amounts attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member:
Income (loss) from continuing operations, net of income taxes	207,100	124,105	(249,664)
Income (loss) from discontinued operations, net of income taxes	153,848	161,467	21,600
Net income (loss)	360,948	285,572	(228,064)
Cash dividends declared and paid per share of common stock (in dollars per share)	$ 0.475	$ 0.40	$ 0.20
CSC Holdings [Member]
Revenues, net, including revenues, net from affiliates (see Note 15)	6,177,575	5,900,074	5,480,799
Operating expenses:
Technical and operating (excluding depreciation, amortization and impairments shown below and including charges from affiliates) (see Note 15)	2,663,748	2,532,844	2,391,392
Selling, general and administrative (net of charges to affiliates) (see Note 15)	1,440,731	1,389,525	1,253,863
Restructuring expense (credits)	(58)	5,583	3,049
Depreciation and amortization (including impairments)	887,092	916,408	1,333,101
Total operating expenses	4,991,513	4,844,360	4,981,405
Operating income	1,186,062	1,055,714	499,394
Other income (expense):
Interest expense	(531,210)	(559,072)	(569,132)
Interest income	60,872	65,400	32,845
Gain on sale of programming and affiliate interests, net	2,051	0	0
Gain (loss) on investments, net	109,813	(977)	(33,176)
Gain (loss) on equity derivative contracts, net	(72,044)	631	51,772
Loss on interest rate swap contracts, net	(85,013)	(75,631)	(202,840)
Loss on extinguishment of debt and write-off of deferred financing costs	0	(72,870)	0
Miscellaneous, net	1,433	543	881
Total other income (expense)	(514,098)	(641,976)	(719,650)
Income (loss) from continuing operations before income taxes	671,964	413,738	(220,256)
Income tax benefit (expense)	(250,886)	(184,255)	54,273
Income (loss) from continuing operations	421,078	229,483	(165,983)
Income (loss) from discontinued operations, net of income taxes	153,848	161,467	21,600
Net income (loss)	574,926	390,950	(144,383)
Net loss (income) attributable to noncontrolling interests	(649)	273	8,108
Net income (loss) attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member	574,277	391,223	(136,275)
Amounts attributable to Cablevision Systems Corporation shareholders/CSC Holdings, LLC's sole member:
Income (loss) from continuing operations, net of income taxes	420,429	229,756	(157,875)
Income (loss) from discontinued operations, net of income taxes	153,848	161,467	21,600
Net income (loss)	$ 574,277	$ 391,223	$ (136,275)